Note 8 - Income Taxes - Uncertain Tax Positions (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Beginning balance	$ 2,065	$ 396
Additions	279	1,123
Additions	34	569
Reductions	(1,626)	(16)
Lapses in statues of limitations	(376)	(7)
Balance as of March 31,	$ 376	$ 2,065